Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Total Income Tax
Total income tax (benefit)/expense for the twelve months ended December 31, 2021, 2020 and 2019 was allocated as follows:

	Twelve Months Ended December 31,
	2021	2020	2019
	($ in millions)
Income tax expense/(benefit) allocated to net income	$5.3	$18.4	$22.9
Income tax expense allocated to other comprehensive income	0.3	0.5	11.2
Total income tax expense/(benefit)	$5.6	$18.9	$34.1

Schedule of Income Tax by Taxing Authority
(Loss)/income from operations before income taxes and income tax expense/(benefit) attributable to that (loss)/income for the twelve months ended December 31, 2021, 2020 and 2019 is provided in the tables below:

	Twelve Months Ended December 31, 2021
	(Loss)/income before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$22.9	$—	$—	$—
U.S. (1)	5.0	5.8	—	5.8
U.K.	75.1	—	(0.3)	(0.3)
Other (2)	(67.9)	2.7	(2.9)	(0.2)
Total	$35.1	$8.5	$(3.2)	$5.3

	Twelve Months Ended December 31, 2020
	(Loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(81.5)	$—	$—	$—
U.S. (3)	19.7	8.9	—	8.9
U.K.	11.0	0.1	—	0.1
Other (4)	12.8	10.3	(0.9)	9.4
Total	$(38.0)	$19.3	$(0.9)	$18.4

	Twelve Months Ended December 31, 2019
	(Loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(107.6)	$—	$—	$—
U.S.	(60.0)	1.0	6.5	7.4
U.K.	(43.5)	(6.7)	17.3	10.6
Other	(5.5)	4.0	0.9	4.9
Total	$(216.6)	$(1.7)	$24.7	$22.9
________________
(1)     The U.S. current tax expense of $5.8 million is mainly Base Erosion and Anti-abuse Tax.
(2)    Current tax expense and deferred tax (benefit) in “Other” is made up of taxation paid in respect of branches of U.K. and Bermudian operating subsidiaries and withholding taxes payable in Australia.
(3)     The 2020 U.S. deferred tax expense has been corrected from $5.7 million credit to $0.0 million. This removes an invalid intraperiod tax allocation between the statement of operations and unrealized gains on investments in other comprehensive income.
(4)    The 2020 other territories’ tax expense in “other” has been corrected from $5.3 million to $9.4 million to correct the income tax calculation in the Swiss and Australian branches of the U.K. operating companies.

Income Tax Reconciliation	The reconciliation between the income tax (benefit)/expense and the amount that would result from applying the statutory rate for the Company for the twelve months ended December 31, 2021, 2020 and 2019 is provided in the table below:

	Twelve Months Ended December 31,
	2021	2020	2019
Income Tax Reconciliation	($ in millions)
Income tax benefit at statutory tax rate of zero percent	$—	$—	$—
Overseas statutory tax rates differential	(0.9)	(3.8)	(21.2)
Base erosion and anti-abuse tax (BEAT) expense	6.1	4.3	0.3
Prior year adjustments (1)	0.5	(25.0)	(1.7)
Change in valuation allowance (2)	9.6	40.8	42.6
Impact of unrecognized tax benefits (3)	—	—	—
Restricted foreign tax credits (4)	—	—	1.5
Australian non-resident withholding tax	0.6	1.0	1.0
Share-based payments	—	—	(0.6)
Foreign exchange	(1.5)	0.2	—
Non-deductible expenses	2.4	4.7	—
Non-taxable items	—	—	(0.1)
Impact of changes in statutory tax rates (5)	(11.5)	(3.8)	1.1
Total income tax expense/(benefit)	$5.3	$18.4	$22.9
________________
(1)     The submission dates for filing income tax returns for the Company’s U.S. and U.K. operating subsidiaries are after the submission date of this report. Accordingly, the final tax liabilities may differ from the estimated income tax expense included in this report and may result in prior year adjustments being reported. The prior period adjustments for the twelve months ended December 31, 2021 predominantly relate to the determination of the results of the branches of the U.K. operating subsidiaries. The prior period adjustments for the twelve months ended December 31, 2020 and 2019 predominantly relate to the determination of results in the U.K. These items can only be ultimately determined after this report is filed.
(2)    The 2021 valuation allowance movement includes $5.5 million increase relating to U.K deferred tax assets in U.K. operating subsidiaries, $9.1 million increase relating to deferred tax assets in the branches of the U.K. and Bermuda operating subsidiaries, and $5.0 million decrease from U.S. operations, which includes $15.5 million decrease due to utilization of existing net operating losses. The U.K. tax rate change effect on the valuation allowance is $11.3 million.
(3)     In 2021, the company did not have any unrecognized tax benefits.
Income tax returns that have been filed by the Company’s U.S. operating subsidiaries are subject to examination for 2016 and later tax years. The Company’s U.K. operating subsidiaries’ income tax returns are subject to examination for 2020 and later tax years.
(4)    Restricted foreign tax credits are taxes paid by branches of U.K. operating subsidiaries that are not creditable against U.K. taxes.
(5)    The U.K. tax rate will change from April 1, 2023 from 19% to 25%, which resulted in an increase in the deferred tax assets and an offsetting increase in the valuation allowance.

Tax Effects of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and deferred tax liabilities are presented in the following table as at December 31, 2021 and 2020:

	As at December 31,
	2021	2020
	($ in millions)
Deferred tax assets:
Operating loss carryforwards	170.2	147.8
Insurance reserves: Losses and loss adjustment expenses	16.7	12.2
Accrued expenses	4.6	6.4
Foreign tax credit carryforwards	20.2	16.7
Insurance reserves: Unearned premiums	28.3	24.5
Office properties and equipment	15.1	12.7
Operating lease liabilities	19.2	17.9
Other temporary differences	3.2	2.5
Total deferred tax assets	277.5	240.7
Less valuation allowance	(225.9)	(187.1)
Deferred tax assets, net of valuation allowance	$51.6	$53.6

Deferred tax liabilities:
Investments	(2.5)	(8.4)
Intangible assets	(2.8)	(2.7)
Deferred policy acquisition costs	(28.6)	(33.3)
Right-of-use operating lease assets	(10.6)	(12.5)
Insurance reserves: Losses and loss adjustment expenses	(8.3)	—
Other temporary differences	(1.6)	(1.9)
Total deferred tax (liabilities)	(54.4)	(58.8)

Net deferred tax (liabilities)	$(2.8)	$(5.2)